COLONIAL NEWPORT TIGER FUND   Semiannual Report
June 30, 1997

----------------------------------------
Not FDIC          May Lose Value
Insured           No Bank Guarantee
----------------------------------------

                     COLONIAL NEWPORT TIGER FUND HIGHLIGHTS
                        JANUARY 1, 1997 - JUNE 30, 1997

Investment Objective: Colonial Newport Tiger Fund seeks capital appreciation by investing primarily in equity securities of companies located in the nine "Tigers" of Asia -- Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines.

The Fund is Designed to Offer:

[checkmark] Access to some of the world's fastest-growing economies

[checkmark] Long-term growth potential

[checkmark] Experienced management

Portfolio Manager Commentary: "We believe Hong Kong will continue to be an influencing factor that will impact the Fund's holdings in the future. We also believe that China wants to show the world it can stimulate Hong Kong's
economy as well as the British did."        -- Jack Mussey & Tim Tuttle

                   Colonial Newport Tiger Fund Performance(1)

                                                 Class A    Class T     Class Z

        Inception dates                          5/31/89    5/31/89     5/31/89
--------------------------------------------------------------------------------
        Distributions declared per share         $0.042      $0.043     $0.043
--------------------------------------------------------------------------------
        Six-month total returns, assuming         3.73%       3.95%      3.95%
        reinvestment of all distributions and
        no sales charge
--------------------------------------------------------------------------------
        Net asset value per share on 6/30/97    $14.22      $14.25     $14.25
--------------------------------------------------------------------------------

(1) The Fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95. Class A, B, D, T and Z shares were offered at that time. Performance for Class B and D shares appears on page 6.

Top Five Countries(2)
(as of 6/30/97)
 ..................................................................

 1. Hong Kong.. . . . . . . . . . . . . . . . . . . . .     61.7%

 2. Singapore.. . . . . . . . . . . . . . . . . . . . .     20.3%

 3. Malaysia .. . . . . . . . . . . . . . . . . . . . .      9.6%

 4. Indonesia.. . . . . . . . . . . . . . . . . . . . .      3.8%

 5. Philippines.. . . . . . . . . . . . . . . . . . . .      2.8%

Top Five Sectors(2)
(as of 6/30/97)
 ..................................................................

1. Financial Services. . . . . . . . . . . . . . . . .      29.8%

2. Utilities. . . . . . . . . . . . . . . . . . . . . .     20.6%

3. Consumer Cyclicals. . . . . . . . . . . . . . . . .      17.7%

4. Capital Goods. . . . . . . . . . . . . . . . . . . .      8.0%

5. Technologies. . . . . . . . . . . . . . . . . . . .       6.6%

(2) Country and sector weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee it will continue to maintain these country and sector weightings in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Newport's defined criteria used in the investment process.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

The Tiger markets in which your Fund invests have each
offered highly distinctive performance for the six
months ended June 30, 1997. Excluding China, performance         [photo: Harold
has ranged from up 27.0% for Taiwan to down 35.7% in              W. Cogger]
Thailand.

Thailand had grossly over-invested in real estate during the last couple of years, and in the first quarter of 1997 its overheated economy finally started to break down. Other Tiger countries, although not nearly as leveraged, began raising interest rates to avoid the same problem. Difficulty in Thailand, coupled with political uncertainty over the succession of power in Indonesia, drove many investors to reallocate assets to other foreign markets. This in turn, caused a lack of liquidity in Asia. The result was disappointing first quarter performance for the Fund.

This down quarter, however, represented a classic buying opportunity in many of the Tiger countries, that paid off strongly for us in the second quarter as investors realized Thailand was an isolated situation. Optimism over Hong Kong's return to China also helped improve second quarter performance. Your Fund's Class A shares' return for the second quarter was 11.4%. This helped to offset the first quarter's disappointing performance, resulting in a total return of 3.7% year to date.

This report will provide you with a closer look at the Fund's performance and the portfolio managers' investment strategy during the past six months. Looking forward, Tiger economies continue to appear promising. While some Southeast Asia economies may be slowing, Singapore should begin rebounding and we expect China to keep up its fast growth with a strong cycle that could last two to three years.

We appreciate your continued confidence in the Fund and thank you for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Harold W. Cogger
Harold W. Cogger
President
August 12, 1997




Because market conditions change frequently, there can be no assurance that the trends described here will continue.

PORTFOLIO MANAGEMENT REPORT

[photo of        Jack Mussey is president and chief executive officer of
 Jack Mussey]     Newport Fund Management, Inc., and portfolio co-manager of
                  Colonial Newport Tiger Fund. Mr. Mussey has more than 20 years of experience investing in Asian markets. He is a Chartered
                  Financial Analyst and a member of the Security Analysts of San
                  Francisco. Mr. Mussey received a BA from the University of Redlands in 1963 and an MBA from the University of California at Berkeley in 1965.

[photo of         Tim Tuttle is managing director of Newport Fund Management,
 Tim Tuttle]      Inc., and portfolio co-manager of Colonial Newport Tiger Fund.
                  He has more than 20 years of experience investing in Asian markets and is a Chartered Financial Analyst. He received a BA from Williams College in 1964.

Turning obstacles into opportunity

When economic concerns and political uncertainty drew the Tiger region's performance down during the first quarter of this year, some investors radical radically reallocated capital into other markets. Because Newport takes a long-term approach to investing in the Tigers, we saw the situation as a classic buying opportunity.

While our long-term approach hindered the Fund's performance during the first quarter, second quarter performance more than made up for it. Although Thailand's market kept going down, Hong Kong performed extremely well, as investors saw new opportunities resulting from its return to Chinese sovereignty. Also sparking performance were blue chip stocks that generated positive returns as well as "red chips." Red chip stocks are mainland Chinese companies listed on the Hong Kong Exchange. The Tiger Fund has selected red chip holdings.

Adjusting allocations

We made several adjustments to the portfolio's composition throughout the past six months. Given Thailand's economic downturn, we reduced our holdings there to only 1.1% of the Fund, while we increased investments in Hong Kong/China to 61.7% and in Singapore to 20.3%. Malaysia, Indonesia, the Philippines and Taiwan rounded out the portfolio at 9.6%, 3.8%, 2.8% and 0.6%, respectively. We maintained 5.1% of the portfolio in cash or cash equivalents.

Hong Kong continues to be the greatest contributor to the Fund's performance. We see tremendous business opportunities resulting from Hong Kong's historic reunification with mainland China. Money is flowing from mainland China into Hong Kong to finance infrastructure projects and support its continued strong growth. Hong Kong is making significant investments in China as businesses establish operations there.

Singapore's market has also been very attractive. Its highly cyclical electronics industry has bottomed out, and appears poised for a turnaround in coming months.

Strong performance in several sectors

Several sectors have contributed to the economic growth in the Tiger countries and offer great opportunities for investors.

Hong Kong's property market is booming, as citizens with growing incomes are looking to improve their housing. Some property development companies are showing average annual growth of 20%, and it's likely these companies will benefit from expanding development in China.

Hong Kong's banking industry is regarded among the best in the world. Financial institutions in Hong Kong are conservative in terms of capitalization, with good loan-to-deposit ratios and steady growth.

Utilities are another important industry in the growing Tiger region, and the Fund holds some strong performers in this sector. In the first quarter of 1997, we increased our holdings of Hong Kong Telecom because of its attractive yield, and the potential for expansion into China. Although Hong Kong gas and electric stocks performed poorly in the first quarter, the sector showed gains of 20% - 30% in the second quarter.

Once again, our long-term perspective paid off, as did our concentration on only the highest quality companies in Asia. We believe quality of management plays an important role in a company's performance. Citic Pacific, a red chip stock, is a good example of the kind of quality company we like to have in our portfolio. This Chinese company has a solid management team that thoroughly understands the power industry. Over the past five years, Citic Pacific has maintained an average annual earnings growth rate of over 30%.

Looking forward

We continue to be optimistic about the long-term growth potential in the Tiger countries of Asia. The region's pro-business governments, high savings and investment rates, and well-educated, productive work forces have contributed to the region's strong economic performance. As foreign investors return to the area, the Tigers are likely to use the funding to further develop their infrastructure to sustain long-term growth.

As the outlook for Singapore improves, and the reunification of Hong Kong with China continues to go well, Colonial Newport Tiger Fund will continue to offer investors long-term growth potential from this dynamic growth region.

             Colonial Newport Tiger Fund Investment Performance vs.
           The Morgan Stanley Capital International EAFE (GDP) Index
     Change in Value of $10,000 from 5/31/89 - 6/30/97 Based on NAV and MOP

[typset representation of mountain chart]

                                 CLASS A SHARES

                NAV       MOP     MSCI EAFE
  6/1/89(3)    10000      9425     10000
 6/30/89        9940      9368     10186
 7/31/89       10240      9651     11339
 8/31/89       10040      9463     11081
 9/30/89       10310      9717     11509
10/31/89       10060      9482     10965
11/30/89       10420      9821     11533
12/31/89       11080     10443     12404
 1/31/90       11200     10556     12180
 2/28/90       11360     10707     11637
 3/31/90       11180     10537     11260
 4/30/90       10537      9931     11111
 5/31/90       11561     10896     11940
 6/30/90       11842     11161     12062
 7/31/90       12494     11776     12369
 8/31/90       10688     10073     11024
 9/30/90        9012      8494      9496
10/31/90        9664      9109     10678
11/30/90        9243      8711     10210
12/31/90        9403      8862     10216
 1/31/91        9757      9196     10497
 2/28/91       10626     10015     11596
 3/31/91       10990     10358     10817
 4/30/91       11364     10711     10849
 5/31/91       11657     10987     11090
 6/30/91       11435     10777     10226
 7/31/91       11678     11006     10652
 8/31/91       11202     10558     10580
 9/30/91       10990     10358     11037
10/31/91       11152     10511     11005
11/30/91       11496     10835     10696
12/31/91       11849     11168     11312
 1/31/92       12557     11835     11216
 2/29/92       12951     12207     11064
 3/31/92       12618     11892     10519
 4/30/92       13336     12569     10610
 5/31/92       14215     13398     11235
 6/30/92       14256     13426     10869
 7/31/92       13922     13122     10484
 8/31/92       13386     12616     11006
 9/30/92       13528     12750     10602
10/31/92       14963     14103     10172
11/30/92       14812     13960     10222
12/31/92       14458     13627     10220
 1/31/93       14915     14057     10338
 2/28/93       15747     14841     10700
 3/31/93       15818     14908     11430
 4/30/93       17025     16046     12483
 5/31/93       17492     16486     12678
 6/30/93       17127     16142     12459
 7/31/93       17106     16123     12834
 8/31/93       18141     17098     13774
 9/30/93       18506     17442     13485
10/31/93       21479     20244     13856
11/30/93       21084     19871     12752
12/31/93       25350     23892     13649
 1/31/94       24189     22798     14693
 2/28/94       22946     21626     14612
 3/31/94       20622     19437     14403
 4/30/94       22069     20800     15130
 5/31/94       23109     21780     14783
 6/30/94       21865     20608     14776
 7/31/94       23007     21684     15119
 8/31/94       24352     22951     15376
 9/30/94       24209     22817     14835
10/31/94       24515     23105     15286
11/30/94       22558     21261     14605
12/31/94       22317     21034     14715
 1/31/95       20106     18950     14338
 2/28/95       21987     20722     14322
 3/31/95       22462     21171     14971
 4/30/95       22504     21210     15640
 5/31/95       25151     23705     15489
 6/30/95       24820     23393     15316
 7/31/95       25420     23958     16317
 8/31/95       24572     23159     15636
 9/30/95       25027     23588     15821
10/31/95       24862     23432     15363
11/30/95       24923     23491     15686
12/31/95       25948     24456     16358
 1/31/96       28447     26811     16565
 2/29/96       28447     26811     16615
 3/31/96       28239     26615     16835
 4/30/96       28135     26517     17359
 5/31/96       27989     26380     17103
 6/30/96       27364     25791     17237
 7/31/96       25823     24338     16742
 8/31/96       26760     25222     16733
 9/30/96       27552     25967     17193
10/31/96       27364     25791     17005
11/30/96       28801     27145     17732
12/31/96       28785     27131     17605
 1/31/97       28597     26953     17274
 2/28/97       28556     26914     17394
 3/31/97       26797     25256     17725
 4/30/97       26315     24802     17682
 5/31/97       28660     27012     18603
 6/30/97       29858     28142     19711
[end mountain chart]


[typeset representation of mountain chart]

                                 CLASS T SHARES

                NAV       MOP     MSCI EAFE
  6/1/89(3)    10000      9425     10000
 6/30/89        9940      9368     10186
 7/31/89       10240      9651     11339
 8/31/89       10040      9463     11081
 9/30/89       10310      9717     11509
10/31/89       10060      9482     10965
11/30/89       10420      9821     11533
12/31/89       11080     10443     12404
 1/31/90       11200     10556     12180
 2/28/90       11360     10707     11637
 3/31/90       11180     10537     11260
 4/30/90       10537      9931     11111
 5/31/90       11561     10896     11940
 6/30/90       11842     11161     12062
 7/31/90       12494     11776     12369
 8/31/90       10688     10073     11024
 9/30/90        9012      8494      9496
10/31/90        9664      9109     10678
11/30/90        9243      8711     10210
12/31/90        9403      8862     10216
 1/31/91        9757      9196     10497
 2/28/91       10626     10015     11596
 3/31/91       10990     10358     10817
 4/30/91       11364     10711     10849
 5/31/91       11657     10987     11090
 6/30/91       11435     10777     10226
 7/31/91       11678     11006     10652
 8/31/91       11202     10558     10580
 9/30/91       10990     10358     11037
10/31/91       11152     10511     11005
11/30/91       11496     10835     10696
12/31/91       11849     11168     11312
 1/31/92       12557     11835     11216
 2/29/92       12951     12207     11064
 3/31/92       12618     11892     10519
 4/30/92       13336     12569     10610
 5/31/92       14215     13398     11235
 6/30/92       14256     13426     10869
 7/31/92       13922     13122     10484
 8/31/92       13386     12616     11006
 9/30/92       13528     12750     10602
10/31/92       14963     14103     10172
11/30/92       14812     13960     10222
12/31/92       14458     13627     10220
 1/31/93       14915     14057     10338
 2/28/93       15747     14841     10700
 3/31/93       15818     14908     11430
 4/30/93       17025     16046     12483
 5/31/93       17492     16486     12678
 6/30/93       17127     16142     12459
 7/31/93       17106     16123     12834
 8/31/93       18141     17098     13774
 9/30/93       18506     17442     13485
10/31/93       21479     20244     13856
11/30/93       21084     19871     12752
12/31/93       25350     23892     13649
 1/31/94       24189     22798     14693
 2/28/94       22946     21626     14612
 3/31/94       20622     19437     14403
 4/30/94       22069     20800     15130
 5/31/94       23109     21780     14783
 6/30/94       21865     20608     14776
 7/31/94       23007     21684     15119
 8/31/94       24352     22951     15376
 9/30/94       24209     22817     14835
10/31/94       24515     23105     15286
11/30/94       22558     21261     14605
12/31/94       22317     21034     14715
 1/31/95       20106     18950     14338
 2/28/95       21987     20722     14322
 3/31/95       22483     21190     14971
 4/30/95       22483     21190     15640
 5/31/95       25131     23686     15489
 6/30/95       24800     23374     15316
 7/31/95       25420     23958     16317
 8/31/95       24572     23159     15636
 9/30/95       25027     23588     15821
10/31/95       24862     23432     15363
11/30/95       24944     23510     15686
12/31/95       25950     24458     16358
 1/31/96       28472     26835     16565
 2/29/96       28472     26835     16615
 3/31/96       28264     26639     16835
 4/30/96       28181     26560     17359
 5/31/96       28035     26423     17103
 6/30/96       27430     25853     17237
 7/31/96       25888     24399     16742
 8/31/96       26805     25264     16733
 9/30/96       27618     26030     17193
10/31/96       27451     25873     17005
11/30/96       28868     27208     17732
12/31/96       28866     27206     17605
 1/31/97       28698     27048     17274
 2/28/97       28656     27008     17394
 3/31/97       26893     25346     17725
 4/30/97       26431     24911     17682
 5/31/97       28782     27127     18603
 6/30/97       30007     28282     19711

[end mountain chart]

A $10,000 investment in the following share classes, based on the maximum sales charge for each class, would have been valued at the amount shown on 6/30/97:
Class B w/CDSC (inception 4/1/95) $12,758; Class D at MOP w/CDSC (inception 4/1/95) $12,943; Class Z (inception 5/31/89) $30,007. The Morgan Stanley Capital International Europe, Australia and Far East GDP Index is a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike mutual funds, an index is not an investment, does not incur fees or expenses and is not professionally managed.

                          Average Annual Total Returns
                 as of June 30, 1997 (Most Recent Quarter End)
-------------------------------------------------------------------------------
                                    1 year          5 years      Since inception
-------------------------------------------------------------------------------
Class A (Inception 5/31/89)
NAV                                  9.11%          15.95%              14.48%
MOP                                  2.84           14.59               13.65
-------------------------------------------------------------------------------
Class B (Inception 4/1/95)
NAV                                  8.30              --               12.58
w/CDSC                               3.30              --               11.42
-------------------------------------------------------------------------------
Class D (4) (Inception 4/1/95)
NAV                                  8.33              --               12.64
MOP w/CDSC                           6.25              --               12.14
-------------------------------------------------------------------------------
Class T (Inception 5/31/89)
NAV                                  9.39           16.07               14.55
MOP                                  3.10           14.70               13.72
-------------------------------------------------------------------------------
Class Z (Inception 5/31/89)
NAV                                  9.39           16.07               14.55
-------------------------------------------------------------------------------

(3)The Fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95. Class A,B, D, T and Z shares were offered at that time. Total returns shown for Class A,T and Z shares include performance prior to Fund conversion, at which time there was no 12b-1 fee on Class A shares. Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of all distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Maximum offering price (MOP) returns include the maximum sales charges for Class A shares of 5.75% and Class D shares of 1%. The CDSC returns reflect the maximum applicable charges of 5% for one year and 3% since inception for Class B shares and 1% for one year for Class D shares. (4) On July 1, 1997, Class D shares were converted to Class C shares. Consult a current prospectus for more information.

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1997 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 95.1%                       COUNTRY   SHARES   VALUE
-----------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 1.7%
  Agriculture - Crops
  Sime Darby Berhad                              Ma   10,000   $ 33,274
                                                              ---------

-----------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 59.4%

  Depository Institutions - 20.6%
  Development Bank of Singapore Ltd.             Si    4,668     58,770
  Guoco Group Ltd.                               HK    7,300     38,446
  HSBC Holdings PLC                              HK    3,500    105,267
  Hang Seng Bank                                 HK    6,500     92,713
  Oversea-Chinese Banking Corp. Ltd.             Si    6,768     70,062
  Public Bank Berhad                             Ma   15,805     24,668
  Public Bank Berhad                             Si    3,333      5,199
                                                              ---------
                                                                395,125
                                                              ---------

  Holding & Other Investment Companies - 20.2%
  Cheung Kong Holdings Ltd.                      HK    9,500     93,811
  Citic Pacific Ltd.                             HK   15,095     94,307
  Guangdong Investments                          HK   40,000     60,152
  Hutchinson Whampoa Ltd.                        HK   10,720     92,712
  Singapore Technologies
   Industrial Corp.                              Si   13,000     33,462
  Taiwan Fund, Inc.                              Tw      477     12,032
                                                              ---------
                                                                386,476
                                                              ---------

  Insurance Carriers - 0.3%
  National Mutual Asia Ltd.                      HK    5,000      5,551
                                                              ---------

  Real Estate - 18.3%
  Ayala Land, Inc., Class B                      Ph    3,750      3,448
  China Overseas Land & Investment               HK   48,680     39,273
  China Resources Enterprises Ltd.               HK    2,500     12,263
  City Developments Ltd.                         Si    6,993     68,477
  Filinvest Development Corp.                    Ph   23,000      5,494
  New World Development Co., Ltd.                HK   10,170     60,650
  SM Prime Holdings, Inc.                        Ph   20,000      5,914
  Sun Hung Kai Properties Ltd.                   HK    7,000     84,258
  Swire Pacific Ltd., Series A                   HK    8,000     72,028
                                                              ---------
                                                                351,805
                                                              ---------

-----------------------------------------------------------------------
MANUFACTURING - 6.2%
  Chemicals & Allied Products - 0.7%
  PT Kalbe Farma Reg                             In    6,338      8,470

                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------
COMMON STOCKS - CONT.                   COUNTRY    SHARES   VALUE
-------------------------------------------------------------------
MANUFACTURING - CONT
  Chemicals & Allied Products - Cont
  PT Darya Varia Laboratoria (a)             In    4,000   $  4,811
                                                          ---------
                                                             13,281
                                                          ---------

  Electronic & Electrical Equipment - 0.4%
  Nylex Malaysia Berhad                      Ma    4,500      7,665
                                                          ---------

  Fabricated Metal - 0.7%
  Kian Joo Can Factory Berhad                Ma    3,300     14,248
                                                          ---------

  Measuring & Analyzing Instruments - 1.2%
  China Hong Kong Photo Products             HK   30,100      8,742
  PT Modern Photo Film Reg. (a)              In    4,005     14,162
                                                          ---------
                                                             22,904
                                                          ---------

  Printing & Publishing - 3.2%
  Singapore Press Holdings Ltd.              Si    3,000     60,432
                                                          ---------
-------------------------------------------------------------------
RETAIL TRADE - 2.2%
  Apparel & Accessory Stores - 0.8%
  Giordano International Ltd.                HK   21,555     14,747
                                                          ---------

  Auto Dealers & Gas Stations - 1.4%
  Cycle & Carriage Ltd.                      Si    2,665     27,588
                                                          ---------
-------------------------------------------------------------------
SERVICES - 4.7%
  Hotels, Camps & Lodging - 2.3%
  Genting Berhad                             Ma    9,251     44,338
                                                          ---------

  Miscellaneous Repair Services - 2.4%
  Keppel Corp., (a)                          Si    8,500     37,753
  Keppel Corp., Class A, (a)                 Si    2,125      9,215
                                                          ---------
                                                             46,968
                                                          ---------
-------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 20.7%
  Communications - 10.1%
  Advanced Information Services              Th    2,303     20,087
  Hong Kong Telecommunications Ltd.          HK   25,711     61,397
  PT Indosat                                 In    6,000     17,948
  PT Telekomunikasi Indonesia                In   14,500     23,699
  Philippine Long Distance Telephone ADR     Ph      550     35,338
  Telekom Malaysia Berhad                    Ma    7,500     35,057
                                                          ---------
                                                            193,526
                                                          ---------

                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------
  Electric Services - 4.2%
  Hong Kong Electric Holdings Ltd.              HK        20,000   $   80,547
                                                                  -----------
  Gas Services - 6.4%
  Hong Kong and China Gas Co., Ltd.             HK        52,368      104,777
  Petronas Gas Berhad                           Ma         4,590       16,727
                                                                  -----------
                                                                      121,504
                                                                  -----------
-----------------------------------------------------------------------------
WHOLESALE TRADE - 0.2%
  Durable Goods
  Li & Fung Ltd.                                HK         3,000        3,369
                                                                  -----------

TOTAL COMMON STOCKS (cost of $1,427,822)                            1,823,348
                                                                  -----------

WARRANTS (a) - 0.0%
-----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
  Holding & Other Investment Companies
  Guangdong Investments
   expires 07/30/99
   (cost of $436)                               HK         4,000          862
                                                                  -----------

TOTAL INVESTMENTS - 95.1% (cost of $1,428,258)(b)                   1,824,210
                                                                  -----------

SHORT-TERM OBLIGATIONS - 4.7%                  PAR
-----------------------------------------------------------------------------
  Federal Home Loan Mortgage Corp.,
          6.000% (c) 07/01/97                 $90,816                 90,816
                                                                  -----------

OTHER ASSETS & LIABILITIES, NET - 0.2%                                 2,911
-----------------------------------------------------------------------------

NET ASSETS - 100%                                                 $1,917,937
                                                                  -----------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is the same.
(c)  Rate represents yield at date of purchase.



Notes to investment portfolio continued on following page.

                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.

Summary of Securities
 by Country                     Country    Value     % of Total
---------------------------------------------------------------
Hong Kong                          HK   $1,125,872      61.7
Singapore                          Si      370,959      20.3
Malaysia                           Ma      175,977       9.6
Indonesia                          In       69,090       3.8
Philippines                        Ph       50,193       2.8
Thailand                           Th       20,087       1.1
Taiwan                             Tw       12,032       0.7
                                        ----------     -----
                                        $1,824,210     100.0
                                        ----------     -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


   Acronym                                          Name
------------                                      --------
    ADR                                  American Depository Receipt



See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                         JUNE 30, 1997 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $1,428,258)                   $1,824,210
Short-term obligations                                       90,816
                                                         ----------
                                                          1,915,026

Cash including foreign currencies (cost $5,178)   5,178
Receivable for:
  Fund shares sold                                5,718
  Dividends                                       5,351
Other                                                36      16,283
                                         --------------     ----------
    Total Assets                                          1,931,309

LIABILITIES
Payable for:
  Fund shares repurchased                         7,862
  Distributions to shareholders                   2,310
Accrued:
  Management fee                                  1,191
  Administration fee                                390
  Service fee - Class A, Class B, Class D           275
  Distribution fee - Class B                        403
  Distribution fee - Class D                         71
  Transfer agent fee                                390
  Bookkeeping fee                                    55
  Deferred Trustees fees                              2
Other                                               423
                                         --------------
    Total Liabilities                                       13,372
                                                        ----------

NET ASSETS                                               $1,917,937
                                                        ===========




Continued on next page.

See notes to financial statements.

                 STATEMENT OF ASSETS & LIABILITIES - CONT.


Net asset value & redemption price per share -
Class A ($622,293/43,755)                                   $14.22
                                                        ----------

Maximum offering price per share - Class A
($14.22/0.9425)                                             $15.09(a)
                                                        ----------

Net asset value & offering price per share -
Class B ($664,554/47,271)                                   $14.06(b)
                                                        ----------

Net asset value & redemption price per share -
Class D ($114,772/8,152)                                    $14.08(b)
                                                        ----------

Maximum offering price per share - Class D
($14.08/0.9900)                                             $14.22
                                                        ----------

Net asset value & redemption price per share -
Class T ($168,532/11,830)                                   $14.25
                                                        ----------

Maximum offering price per share - Class T
($14.25/0.9425)                                             $15.12(a)
                                                        ----------

Net asset value, offering & redemption price
per share - Class Z ($347,786/24,409)                       $14.25
                                                        ----------



COMPOSITION OF NET ASSETS
   Capital paid in                                      $1,560,266
   Undistributed net investment income                       5,291
   Accumulated net realized loss                           (43,567)
   Net unrealized appreciation (depreciation) on:
      Investments                                          395,952
      Foreign currency transactions                             (5)
                                                        ----------
                                                        $1,917,937
                                                        ==========






(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends                                                $     21,056
Interest                                                        2,168
                                                            ----------
      Total Investment Income (net of nonrebatable
      foreign taxes withheld at source which
      amounted to $1,649)                                      23,224

EXPENSES
Management fee                         $      6,928
Administration fee                            2,268
Service fee - Class A, Class B, Class D       1,604
Distribution fee - Class B                    2,255
Distribution fee - Class D                      412
Transfer agent fee                            2,718
Bookkeeping fee                                 322
Trustees fee                                     42
Custodian fee                                   639
Audit fee                                        17
Legal fee                                         7
Registration fee                                 97
Reports to shareholders                          10
Other                                            49        17,368
                                      --------------    ----------
       Net Investment Income                                5,856
                                                        ----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                               (43,558)
  Foreign currency transactions                (462)
                                      --------------
       Net Realized Loss                                  (44,020)
Net unrealized appreciation
 during the period on:
  Investments                               106,582
  Foreign currency transactions                   4
                                      --------------
       Net Unrealized Appreciation                        106,586
                                                        ----------
       Net Gain                                            62,566
                                                        ----------
Net Increase in Net Assets from Operations               $ 68,422
                                                        ==========




See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS


                                       (Unaudited)
                                       Six months
                                          ended         Year ended
(in thousands)                           June 30        December 31
                                      --------------    ----------
INCREASE (DECREASE) IN NET ASSETS         1997            1996
Operations:
Net investment income                  $      5,856         6,973
Net realized gain (loss)                    (44,020)        7,061
Net unrealized appreciation                 106,586       113,043
                                      --------------    ----------
    Net Increase from Operations             68,422       127,077
                                      --------------    ----------
Distributions:
From net investment income - Class A            -          (2,861)
From net realized gains - Class A            (1,835)         (174)
In excess of net realized gains - Class A        (3)           -
From net investment income - Class B            -            (204)
From net realized gains - Class B            (1,973)         (173)
In excess of net realized gains - Class B        (3)           -
From net investment income - Class D            -              (1)
From net realized gains - Class D              (347)          (33)
From net investment income - Class T            (14)       (1,264)
From net realized gains - Class T              (497)          (56)
In excess of net realized gains - Class T        (1)           -
From net investment income - Class Z            (29)       (2,480)
From net realized gains - Class Z            (1,025)         (109)
In excess of net realized gains - Class Z        (1)           -
                                      --------------    ----------
                                             62,694       119,722
                                      --------------    ----------
Fund Share Transactions:
Receipts for shares sold - Class A          414,966       929,445
Value of distributions reinvested - Class A   1,400         2,555
Cost of shares repurchased - Class A       (384,529)     (593,997)
                                      --------------    ----------
                                             31,837       338,003
                                      --------------    ----------
Receipts for shares sold - Class B          179,173       662,217
Value of distributions reinvested - Class B   1,405           342
Cost of shares repurchased - Class B       (109,409)     (228,641)
                                      --------------    ----------
                                             71,169       433,918
                                      --------------    ----------
Receipts for shares sold - Class D           37,544       102,136
Value of distributions reinvested - Class D     199            31
Cost of shares repurchased - Class D        (35,280)      (19,435)
                                      --------------    ----------
                                              2,463        82,732
                                      --------------    ----------
Receipts for shares sold - Class T            2,330        12,366
Value of distributions reinvested - Class T     415         1,077
Cost of shares repurchased - Class T        (27,130)      (41,025)
                                      --------------    ----------
                                            (24,385)      (27,582)
                                      --------------    ----------

See notes to financial statements.

                  STATEMENT OF CHANGES IN NET ASSETS - CONT.


                                          (Unaudited)
                                          Six months
                                             ended         Year ended
                                            June 30        December 31
                                         --------------    ----------
                                             1997            1996

Receipts for shares sold - Class Z              41,500       187,095
Value of distributions reinvested - Class Z          5         1,995
Cost of shares repurchased - Class Z           (71,225)     (204,451)
                                         --------------    ----------
                                               (29,720)      (15,361)
                                         --------------    ----------
  Net Increase from Fund Share Transactions     51,364       811,710
                                         --------------    ----------
        Total Increase                         114,058       931,432
NET ASSETS
Beginning of period                          1,803,879       872,447
                                         --------------    ----------
End of period (including undistributed and
  net of overdistributed net investment income
  of $5,291 and $60, respectively)        $  1,917,937    $1,803,879
                                         --------------    ----------

NUMBER OF FUND SHARES
Sold - Class A                                  30,998        69,916
Issued for distributions reinvested - Class A       99           189
Repurchased - Class A                          (28,697)      (44,553)
                                         --------------    ----------
                                                 2,400        25,552
                                         --------------    ----------
Sold - Class B                                  13,430        50,191
Issued for distributions reinvested - Class B      101            26
Repurchased - Class B                           (8,211)      (17,351)
                                         --------------    ----------
                                                 5,320        32,866
                                         --------------    ----------
Sold - Class D                                   2,825         7,708
Issued for distributions reinvested - Class D       14             2
Repurchased - Class D                           (2,652)       (1,471)
                                         --------------    ----------
                                                   187         6,239
                                         --------------    ----------
Sold - Class T                                     172           924
Issued for distributions reinvested - Class T       29            80
Repurchased - Class T                           (2,018)       (3,095)
                                         --------------    ----------
                                                (1,817)       (2,091)
                                         --------------    ----------
Sold - Class Z                                   3,055        14,054
Issued for distributions reinvested - Class Z        1           148
Repurchased - Class Z                           (5,321)      (15,283)
                                         --------------    ----------
                                                (2,265)       (1,081)
                                         --------------    ----------





See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ...............................................................................
In the opinion of management of Colonial Newport Tiger Fund (the Fund), a series of Colonial Trust VII, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
 ...............................................................................
Organization: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund seeks capital appreciation by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class D, Class T and Class Z. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------

for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions which cannot be valued as set forth above. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class D service fee and Class B and Class D distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class D net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class D shares and the distribution fee applicable to Class B and Class D shares only.

Class A, Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class D shares and the distribution fee applicable to Class B and Class D shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

                  Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
 ...............................................................................
Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
 ...............................................................................

Management fee: Newport Fund Management (the Adviser) is the investment Adviser of the Fund and receives a monthly fee based on the Fund's average net assets as follows:

Average Net Assets                   Annual Fee Rate
------------------------         ------------------
First $100 million                       1.00%
Over $100 million                        0.75%

Administration fee: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

Average Net Assets                   Annual Fee Rate
------------------------         ------------------
First $50 million                    No charge
Next $950 million                     0.035%
Next $1 billion                       0.025%
Next $1 billion                       0.015%

Transfer agent: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Underwriting discounts, service and distribution fees: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended June 30, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $393,116 on sales of the Fund's Class A, Class D and Class T shares and received contingent deferred sales charges (CDSC) of $1,110,711 and $31,007 on Class B and Class D share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class D net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class D shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest,

        Notes to Financial Statements/June 30, 1997
-------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
 ...............................................................................
taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average net assets

For the six months ended June 30, 1997, the Fund's operating expenses did not exceed the 1.55% expense limit.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ...............................................................................
Investment activity: During the six months ended June 30, 1997, purchases and sales of investments, other than short-term obligations, were $119,188,256 and $90,051,775, respectively.

Unrealized appreciation (depreciation) at June 30, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

             Gross unrealized appreciation   $ 502,650,965
             Gross unrealized depreciation    (106,698,738)
                                             --------------
                Net unrealized appreciation  $ 395,952,227
                                             ==============

Other: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
 ...............................................................................

The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 1997.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                            (Unaudited)
                                                                          Six months ended
                                                                              June 30
                                          --------------------------------------------------------------------------------------
                                                                             1997
                                               Class A       Class B        Class D       Class T      Class Z
                                               -------       -------        -------       -------      -------
Net asset value -
   Beginning of period                         $ 13.750     $ 13.640     $   13.660     $  13.750     $  13.750
                                               --------     --------     ----------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (a)                                        0.057        0.008          0.007         0.074         0.074
Net realized and
unrealized gain (a)                               0.455        0.454          0.455         0.469         0.469
                                               --------     --------     ----------     ---------     ---------
   Total from Investment
      Operations                                  0.512        0.462          0.462         0.543         0.543
                                               --------     --------     ----------     ---------     ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income                                  -            -              -           (0.001)       (0.001)
From net
realized gains                                  (0.042)       (0.042)        (0.042)       (0.042)       (0.042)
                                               --------     --------     ----------     ---------     ---------
   Total Distributions
     Declared to
     Shareholders                               (0.042)       (0.042)        (0.042)       (0.043)       (0.043)
                                               --------     --------     ----------     ---------     ---------
Net asset value -
   End of period                               $ 14.220     $ 14.060     $   14.080     $  14.250     $  14.250
                                               ========     ========     ==========     =========     =========
Total return (b)(c)                                3.73%        3.39%          3.38%         3.95%         3.95%
                                               ========     ========     ==========     =========     =========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)(e)                                    1.69%        2.44%          2.44%         1.44%         1.44%
Net investment
  income (d)(e)                                    0.86%        0.11%          0.11%         1.11%         1.11%
Portfolio turnover (c)                                5%           5%             5%            5%            5%
Average commission
  rate (f)                                     $ 0.0096     $ 0.0096     $   0.0096     $  0.0096     $  0.0096
Net assets at end
of period (000)                                $622,293     $664,554     $  114,772     $ 168,532     $ 347,786


(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)   Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)   Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                          FINANCIAL HIGHLIGHTS - CONT.

    Selected data for a share of each class outstanding throughout each period are as follows:




                                                                   Year ended December 31
                                     ------------------------------------------------------------------------------------
                                                                             1996
                                         Class A            Class B         Class D         Class T          Class Z
                                     -----------------   --------------  --------------  ---------------  ---------------
    Net asset value -
       Beginning of period            $      12.460      $     12.390    $     12.410    $      12.450    $      12.450
                                     -----------------   --------------  --------------  ---------------  ---------------

    INCOME FROM INVESTMENT OPERATIONS:
    Net investment
    income (a)                                0.083            (0.016)         (0.016)           0.116            0.116
    Net realized and
    unrealized gain (a)                       1.278             1.275            1.270           1.281            1.281
                                     -----------------   --------------  --------------  ---------------  ---------------
       Total from Investment
          Operations                          1.361             1.259            1.254           1.397            1.397
                                     -----------------   --------------  --------------  ---------------  ---------------

    LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
    From net
    investment income                        (0.067)           (0.005)            -             (0.093)          (0.093)
    From net
    realized gains                           (0.004)           (0.004)          (0.004)         (0.004)          (0.004)
                                     -----------------   --------------  --------------  ---------------  ---------------
       Total Distributions
         Declared to
         Shareholders                        (0.071)           (0.009)          (0.004)         (0.097)          (0.097)
                                     -----------------   --------------  --------------  ---------------  ---------------
    Net asset value -
       End of period                  $      13.750      $     13.640    $      13.660   $      13.750    $      13.750
                                     -----------------   --------------  --------------  ---------------  ---------------
    Total return (e)                         10.94%            10.16%            10.11%          11.24%           11.24%
                                     -----------------   --------------  --------------  ---------------  ---------------

    RATIOS TO AVERAGE NET ASSETS
    Expenses (g)                              1.74%             2.49%             2.49%           1.49%            1.49%
    Net investment
      income (g)                              0.62%           (0.13)%           (0.13)%           0.87%            0.87%
    Portfolio turnover                           6%                6%                6%              6%               6%
    Average commission
      rate (h)                           $  0.0179          $ 0.0179         $  0.0179       $  0.0179        $  0.0179
    Net assets at end
    of period (000)                      $ 568,497          $572,089         $ 108,785       $ 187,659        $ 366,849

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class A, Class B and Class D shares were initially offered on April 1, 1995. Per share data reflects activity from that date.
(c) Newport Tiger Fund was reorganized as Colonial Newport Tiger Fund on April 1, 1995. Under the plan of reorganization, existing shareholders of Newport Tiger Fund received Class T or Class Z shares of Colonial Newport Tiger Fund. The financial highlights for Classes T and Z are presented as if the reorganization had occurred on January 1, 1995.
(d) Includes distribution from Taiwan Fund which amounted to $ 0.013 of per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                          FINANCIAL HIGHLIGHTS - CONT.

    Selected data for a share of each class outstanding throughout each period are as follows:

                             Year ended December 31
 ----------------------------------------------------------------------------------------
                                             1995
      Class A      (b)   Class B     (b)    Class D     (b)   Class T    (c)  Class Z    (c)
 ------------------   ---------------   ----------------   --------------   -------------
$    10.860           $    10.860         $   10.860       $   10.800        $    10.800
------------          -------------       ------------     ------------      --------------


      0.067                (0.003)            (0.003)           0.099              0.099(d)

      1.617                 1.594              1.615            1.656              1.656
------------          -------------       ------------     ------------      --------------
      1.684                 1.591              1.612            1.755              1.755
------------          -------------       ------------     ------------      --------------


     (0.060)               (0.037)            (0.038)          (0.081)            (0.081)

     (0.024)               (0.024)            (0.024)          (0.024)            (0.024)
------------          -------------       ------------     ------------      --------------

     (0.084)               (0.061)            (0.062)          (0.105)            (0.105)
------------          -------------       ------------     ------------      --------------
$    12.460           $    12.390         $   12.410       $   12.450        $    12.450
============          =============       ============     ============      ==============
     15.52%(f)             14.65%(f)          14.85%(f)        16.28%             16.28%
============          =============       ============     ============      ==============

      1.37%(f)              1.93%(f)           1.93%(f)         1.60%              1.60%

      0.28%(f)             (0.28)%(f)         (0.28)%(f)        0.75%              0.75%
         4%                     4%                 4%              4%                 4%

         --                  --                  --               --                 --

$  196,870            $  112,588          $   21,420       $ 195,986         $  345,583

(f)   Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact in 1996. In 1995, the benefits derived from custody credits and directed brokerage arrangements had an impact of 0.07% on Class A, Class B and Class D: 0.11% on Class T and Class Z. Prior years' ratios are net of benefits received, if any.
(h) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                    Year ended December 31
                                     ----------------------------------------------------
                                          1994              1993     (b)     1992     (b)
                                      -------------   ---------------   --------------
 Net asset value -
    Beginning of period                $   12.440         $    7.120       $   5.860
                                       -------------   ---------------   --------------

 INCOME FROM INVESTMENT OPERATIONS:
 Net investment
 income (a)                                 0.060              0.040           0.020
 Net realized and
 unrealized gain (a)                       (1.550)             5.330           1.270
                                       -------------   ---------------   --------------
    Total from Investment
       Operations                          (1.490)             5.370           1.290
                                       -------------   ---------------   --------------

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net
 investment income                         (0.040)           (0.040)          (0.020)
 From net
 realized gains                            (0.110)           (0.010)           ---
 In excess of net
 investment income                           ---               ---            (0.010)
                                       -------------   ---------------   --------------
    Total Distributions
      Declared to
      Shareholders                         (0.150)           (0.050)          (0.030)
                                       -------------   ---------------   --------------
 Net asset value -
    End of period                      $   10.800         $  12.440        $   7.120
                                       -------------   ---------------   --------------
 Total return (c)                         (11.96)%           75.45%           22.02%
                                       -------------   ---------------   --------------

 RATIOS TO AVERAGE NET ASSETS
 Expenses                                   1.29%             1.56%            1.85%
 Net investment income                      0.57%             0.59%            0.36%
 Portfolio turnover                            8%               11%              17%
 Net assets at end
 of period (000)                       $    456,241       $   394,883      $   98,836


 (a) Per share data was calculated using average shares outstanding during the period.
 (b) All per share amounts have been restated to reflect the 2-for-1 stock split effective November 29, 1993.
 (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                             HOW TO REACH COLONIAL
                              BY PHONE OR BY MAIL

BY TELEPHONE

Colonial Customer Connection - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information  . . . . . . .press 1

For account information  . . . . . . . . . . . . . . . . . . . . . . . press 2

To speak to a Colonial representative  . . . . . . . . . . . . . . . . press 3

For yield and total return information  . . . . . . . . . . . . . . . .press 4

For duplicate statements or a new supply of checks  . . . . . . . . . .press 5

To order duplicate tax forms and year-end statements  . . . . . . . . .press 6
(February through May)

To review your options at any time during your call   . . . . . . . . .press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

Colonial Telephone Transaction Department - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

Literature - 1-800-426-3750

To request literature on any Colonial fund, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722

                              SHAREHOLDER SERVICES

                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

Affordable Additional Investments: Add to your account with as little as $50 on most funds; $25 for an IRA account.

Free Exchanges(1): Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail.

Easy Access to Your Money(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

One-Year Reinstatement Privilege: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

Fundamatic: Make periodic investments as low as $50 from your checking account to your Colonial account.

Systematic Withdrawal Plan (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the payable date will be the previous business day. Dividends and capital gains must be reinvested.

Automated Dollar Cost Averaging: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

Colonial Retirement Plans: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or Class C shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

IMPORTANT INFORMATION ABOUT THIS REPORT



The Transfer Agent for Colonial Newport Tiger Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611





Colonial Newport Tiger Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

Important Notice Regarding Telephone Redemptions: Because of a change in policy, shareholders of Class T and Z shares wishing to make telephone redemptions of values in excess of $50,000 must send a letter to Colonial requesting telephone redemption privileges. Telephone redemptions may only be made by wiring the proceeds to a predesignated bank account. Please send your request, with a signature guarantee, to Colonial Investors Service Center, Inc., P.O. Box 1722, Boston, MA 02105-1722. Please include the name of the recipient bank, a blank check marked void, and the signatures that match the registration of your Colonial account. Please refer any questions to a Colonial shareholder services representative at 1-800-345-6611.

[Colonial logo]
COLONIAL
Mutual Funds

Mutual Funds for
Planned Portfolios

----------------------------------------------------------------
                                    TRUSTEES

Robert J. Birnbaum
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

William D. Ireland, Jr.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

William E. Mayer
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

John J. Neuhauser
Dean, Boston College School of Management

George L. Shinn
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

Robert L. Sullivan
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Sinclair Weeks, Jr.
Chairman of the Board, Reed & Barton Corporation

        Colonial Investment Services, Inc., Distributor [Copyright] 1997
                     A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            NT-03/872D-0697 M (8/97)